UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                                  (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Fund

Schedule of Investments
(Unaudited)

As of June 30, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 87.04%

Consumer Discretionary - 25.73%
*	Amazon.com, Inc.	1,500	$1,073,430
	Dunkin' Brands Group, Inc.	10,000	436,200
	Nordstrom, Inc.	25,000	951,250
*	Office Depot, Inc.	200,000	662,000
	Staples, Inc.	60,000	517,200
	Starbucks Corp.	25,000	1,428,000
†	The Gap, Inc.	30,000	636,600
	The Walt Disney Co.	10,000	978,200
	Tiffany & Co.	15,000	909,600
	Yum! Brands, Inc.	10,000	829,200
			8,421,680
Consumer Staples - 12.02%
	The Hershey Co.	12,800	1,452,672
	Wal-Mart Stores, Inc.	20,000	1,460,400
	Whole Foods Market, Inc.	31,900	1,021,438
			3,934,510
Energy - 5.78%
†	Exxon Mobil Corp.	13,200	1,237,368
†	Transocean Ltd.	55,000	653,950
			1,891,318
Financials - 6.77%
	American Express Co.	15,000	911,400
†	Bank of America Corp.	55,000	729,850
†	The Western Union Co.	30,000	575,400
			2,216,650
Health Care - 8.10%
	Amgen, Inc.	6,600	1,004,190
*	Laboratory Corp. of America Holdings	6,000	781,620
†	Merck & Co., Inc.	15,000	864,150
			2,649,960
Industrials - 6.43%
	Caterpillar, Inc.	8,000	606,480
†	Joy Global, Inc.	42,000	887,880
	The Boeing Company	4,700	610,389
			2,104,749
Information Technology - 19.76%
	Apple, Inc.	8,000	764,800
	Corning, Inc.	42,900	878,592
	EMC Corp.	37,000	1,005,290
	Intel Corp.	30,000	984,000
	International Business Machines Corp.	6,000	910,680
	Microsoft Corp.	20,000	1,023,400
†	Oracle Corp.	22,000	900,460
			6,467,222
			(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016
	Shares	Value (Note 1)

Materials - 2.43%
Alcoa, Inc.	86,000	$797,220

Telecommunications Services - 0.02%
Verizon Communications, Inc.	100	5,584

Total Common Stocks (Cost $29,575,505)		28,488,893

EXCHANGE-TRADED FUND - 2.57%
* ProShares Short 20+ Year Treasury	40,000	842,000

Total Exchange-Traded Fund (Cost $895,000)		842,000

SHORT-TERM INVESTMENT - 10.39%
§ Federated Prime Obligations Fund, 0.38%	3,399,657	3,399,657

Total Short-Term Investment (Cost $3,399,657)		3,399,657

Total Value of Investments (Cost $33,874,162) (a) - 100.00%		$32,730,550

Options Written (Premiums Received $121,388) - (0.41)%		(136,234)

Other Assets Less Liabilities - 0.41%		135,482

Net Assets - 100%		$32,729,798

§ Represents 7 day effective yield
* Non-income producing investment
† Securities pledged as collateral

		(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016
					Value (Note 1)

		Number of	Exercise	Expiration
CALL OPTIONS WRITTEN - 0.41%		Contracts	Price	Date
*	Exxon Mobil Corp.	132	$95.00	8/19/2016	$18,018
*	Joy Global, Inc.	370	21.00	8/19/2016	70,670
*	Joy Global, Inc.	50	22.00	8/19/2016	6,946
*	Wal Mart Stores, Inc.	200	72.50	8/19/2016	40,600

	Total Call Options Written (Premiums Received $121,388)				136,234

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					$3,408,533
Aggregate gross unrealized depreciation					(4,566,991)

	Net unrealized depreciation				$(1,158,458)

	Summary of Investments
	by Sector	% of Net
		Assets		Value
	Consumer Discretionary	25.73%		$8,421,680
	Consumer Staples	12.02%		3,934,510
	Energy	5.78%		1,891,318
	Financials	6.77%		2,216,650
	Health Care	8.10%		2,649,960
	Industrials	6.43%		2,104,749
	Information Technology	19.76%		6,467,222
	Materials	2.43%		797,220
	Telecommunications Services	0.02%		5,584
	Exchange-Traded Fund	2.57%		842,000
	Short-Term Investment	10.39%		3,399,657
	Options Written	-0.41%		(136,234)
	Other Assets Less Liabilities	0.41%		135,482
	Total	100.00%		$32,729,798

					(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016

Note 1 - Investment Valuation - Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$28,488,893	$28,488,893	$-	$-
Exchange-Traded Fund	842,000	842,000	-	-
Short-Term Investment	3,399,657	3,399,657	-	-
Total Assets	$32,730,550	$32,730,550	$-	$-

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$136,234	$-	$136,234	$-
Total Liabilities	$136,234	$-	$136,234	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: August 19, 2016	Mark A. Hillman Trustee, President, and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/ Mark A. Hillman
Date: August 19, 2016	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ C. Frank Watson, III
Date: August 19, 2016	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust